CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 1,372	$ 5,180	$ 65,373
Prepaid expenses		1,095	841
Inventory	$ 2,736	1,139	5,249
Total current assets	4,108	7,414	71,463
Fixed assets net of accumulated depreciation of $4,473, $2,795 and $7,615 respectively	2,236	$ 3,914	6,282
Security deposits	350
TOTAL ASSETS	6,694	$ 11,328	77,745
CURRENT LIABILITIES
Accounts payable and accrued expenses	229,882	$ 274,684	191,780
Advances payable			149,453
Bank overdraft	284
Related party advances payable	201,005	$ 165,214	131,505
Current portion of convertible notes payable, net of discount of $116,664, $0 and $0, respectively.	59,865
Short-term notes payable	844	$ 13,734	2,843
Current portion of long-term notes payable	13,079
Current portion of accrued interest payable	17,574
Total current liabilities	522,533	$ 453,632	475,581
Convertible notes payable, net of discount of $449,371, $237,643 and $215,716, respectively	14,173	164,238	13,111
Notes payable	28,201	37,352	47,157
Accrued interest payable	12,452	14,127	11,201
TOTAL LIABILITIES	$ 577,359	$ 669,349	$ 547,050
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Common Stock, $0.001 par value; 480,000,000 shares authorized; 10,440,782 shares, 342,106 shares and 228,521 shares issued and outstanding at December 31, 2015, March 31, 2015 and March 31, 2014, respectively	$ 10,441	$ 342	$ 229
Preferred Stock, $0.001 stated value; 20,000,000 shares authorized; 1,000,000, 0 and 0 shares issued and outstanding at December 31, 2015, March 31, 2015 and March 31, 2014, respectively	1,000
Additional paid-in capital	4,017,194	$ 3,264,425	$ 2,463,021
Accumulated deficit	(4,599,300)	(3,922,788)	(2,932,555)
Total stockholders' deficit	(570,665)	(658,021)	(469,305)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,694	$ 11,328	$ 77,745